Statements of Operations (Parentheticals) - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 29, 2022	Jun. 30, 2023
Income Statement [Abstract]
Net loss applicable to common stock per share, diluted	$ (160.15)	$ (611.20)	$ (8.75)
Weighted average common shares outstanding, diluted	6,707	1,000	1,270,041